Trade and Other receivables	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Trade and Other receivables
32	Trade receivables

	2020	2019
	RMB million	RMB million
Trade receivables	2,568	3,188
Less: loss allowance	(43)	(36)

	2,525	3,152

(a)	Ageing analysis
Credit terms granted by the Group to sales agents and other customers generally range from one to three months. Ageing analysis of trade receivables based on transaction date is set out below:

	2020	2019
	RMB million	RMB million
Within 1 month	1,972	2,308
More than 1 month but less than 3 months	307	555
More than 3 months but less than 12 months	231	297
More than 1 year	58	28

	2,568	3,188
Less: loss allowance	(43)	(36)

	2,525	3,152

All of the trade receivables are expected to be recovered within one year.

(b)	Trade receivables by currencies
The carrying amounts of the Group’s trade receivables are denominated in the following currencies:

	2020	2019
	RMB million	RMB million
RMB	2,446	2,686
USD	48	151
EURO	13	65
AUD	7	33
TWD	2	22
GBP	3	18
Others	49	213

	2,568	3,188

Other receivables [member]
Statement [LineItems]
Trade and Other receivables
33	Other receivables

		2020	2019
	Note	RMB million	RMB million
VAT recoverable		6,072	5,214
Government grants receivables	(i)	523	1,275
Rebate receivables on aircraft acquisitions		497	616
Other deposits		170	203
Others	(ii)	1,244	557

		8,506	7,865
Less: loss allowance	(iii)	(159)	(5)

		8,347	7,860

Notes:

(i)	Government grants receivables are recognized as there is reasonable assurance that they will be received and the Group has complied with the conditions attaching to them.
(ii)
The amounts include term deposits of RMB287
million (December 31,
2019: RMB43

million), which have a maturity over 3 months at acquisition. The weighted average annualized interest rate of term deposits as at December 31, 2020 is
2.07% (
December 31,
2019: 2.54%).

(iii)	The Group lost control of Flying College during the year (Note23(v)). As at December 31, 2020, prepayment of training expenses made to Flying College amounting to RMB148 million was fully impaired.